Income taxes - Disclosure of the Continuity of Deferred Tax Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (33,345)	$ (66,913)
Additions from business acquisitions	(27,640)	(9,246)
Recognized in earnings	8,297	41,238
Recognized in other comprehensive income	(27,240)	7,382
Recognized in equity	6,132	(1,959)
Foreign currency translation adjustment and other	(3,930)	(3,847)
Ending balance	(77,726)	(33,345)
Accounts payable, accrued liabilities and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	78,177	82,697
Additions from business acquisitions	(3,220)	(1,619)
Recognized in earnings	(8,394)	(2,795)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,363	(106)
Ending balance	67,926	78,177
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	62,415	78,893
Additions from business acquisitions	0	589
Recognized in earnings	(1,001)	(18,141)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(2,251)	1,074
Ending balance	59,163	62,415
Accrued compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	34,887	40,830
Additions from business acquisitions	18	0
Recognized in earnings	3,995	(4,770)
Recognized in other comprehensive income	0	0
Recognized in equity	6,132	(1,959)
Foreign currency translation adjustment and other	375	786
Ending balance	45,407	34,887
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	25,418	34,162
Additions from business acquisitions	0	0
Recognized in earnings	(2,683)	(1,286)
Recognized in other comprehensive income	(4,324)	(7,911)
Recognized in equity	0	0
Foreign currency translation adjustment and other	(507)	453
Ending balance	17,904	25,418
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(260)	323
Additions from business acquisitions	0	0
Recognized in earnings	260	(562)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	0	(21)
Ending balance	0	(260)
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(106,207)	(134,083)
Additions from business acquisitions	(24,514)	(8,216)
Recognized in earnings	7,788	39,646
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(214)	(3,554)
Ending balance	(123,147)	(106,207)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(59,142)	(80,898)
Additions from business acquisitions	0	0
Recognized in earnings	16,010	23,253
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(437)	(1,497)
Ending balance	(43,569)	(59,142)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(53,891)	(60,668)
Additions from business acquisitions	0	0
Recognized in earnings	(5,407)	8,055
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,068)	(1,278)
Ending balance	(60,366)	(53,891)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(26,502)	(29,785)
Additions from business acquisitions	0	0
Recognized in earnings	683	3,283
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	0	0
Ending balance	(25,819)	(26,502)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	12,398	(2,355)
Additions from business acquisitions	0	0
Recognized in earnings	(1,470)	(39)
Recognized in other comprehensive income	(25,290)	14,618
Recognized in equity	0	0
Foreign currency translation adjustment and other	459	174
Ending balance	(13,903)	12,398
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(638)	3,971
Additions from business acquisitions	76	0
Recognized in earnings	(1,484)	(5,406)
Recognized in other comprehensive income	2,374	675
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,650)	122
Ending balance	$ (1,322)	$ (638)